Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	NEW MOMENTUM CORPORATION
Entity Central Index Key	0001132509
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Amendment Description	Amendment
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0435998
Entity Address Address Line 1	150 Cecil Street
Entity Address Address Line 2	#08-01
Entity Address Postal Zip Code	069543
City Area Code	65
Local Phone Number	3105-4128
Contact Personnel Name	true